Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 51,020		€ 44,525
Trading securities	[1]	50,814		44,349
Other trading assets	[1]	206		176
Positive market values from derivative financial instruments		4,354		4,208
Non-trading financial assets mandatory at fair value through profit and loss	[1]	2,764		2,992
Financial assets designated at fair value through profit or loss	[1]	0		0
Financial assets at fair value through other comprehensive income	[1]	13,375		28,057
Other financial assets at fair value	[1]	98		93
Total financial assets held at fair value	[1]	71,611		79,875
Financial liabilities held at fair value:
Trading liabilities	[1]	48,364		36,699
Trading securities	[1]	48,363		36,674
Other trading liabilities	[1]	0		25
Negative market values from derivative financial instruments		5,208		4,430
Financial liabilities designated at fair value through profit or loss	[1]	0		0
Investment contract liabilities	[1]	0		0
Other financial liabilities at fair value	[1]	5	[2]	799
Total financial liabilities held at fair value	[1]	53,576		41,929
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	42,561		55,220
Trading securities	[1]	38,108		50,340
Other trading assets		4,453	[1]	4,880
Positive market values from derivative financial instruments		286,337		330,561
Non-trading financial assets mandatory at fair value through profit and loss	[1]	81,304		68,511
Financial assets designated at fair value through profit or loss	[1]	91		436
Financial assets at fair value through other comprehensive income	[1]	13,302		25,741
Other financial assets at fair value	[1]	928	[2]	9,238
Total financial assets held at fair value	[1]	424,524		489,707
Financial liabilities held at fair value:
Trading liabilities	[1]	6,272		7,615
Trading securities	[1]	5,838		7,206
Other trading liabilities	[1]	434		409
Negative market values from derivative financial instruments		272,121		315,145
Financial liabilities designated at fair value through profit or loss	[1]	56,728		45,622
Investment contract liabilities	[1]	562		526
Other financial liabilities at fair value	[1]	3,025		3,573	[2]
Total financial liabilities held at fair value	[1]	338,707		372,480
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets held at fair value:
Trading assets	[1]	8,815		8,183
Trading securities	[1]	3,614		3,066
Other trading assets	[1]	5,201		5,117
Positive market values from derivative financial instruments		9,042		8,725
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,896		4,618
Financial assets designated at fair value through profit or loss	[1]	49		0
Financial assets at fair value through other comprehensive income	[1]	2,302		2,037
Other financial assets at fair value	[1]	78		20
Total financial assets held at fair value	[1]	25,182		23,583
Financial liabilities held at fair value:
Trading liabilities	[1]	83		2
Trading securities	[1]	33		2
Other trading liabilities	[1]	49		0
Negative market values from derivative financial instruments		9,781		8,200
Financial liabilities designated at fair value through profit or loss	[1]	1,740		960
Investment contract liabilities	[1]	0		0
Other financial liabilities at fair value	[1],[3]	(179)		(294)
Total financial liabilities held at fair value	[1]	€ 11,424		€ 8,867

[1]	Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.